Schedule of cash and cash equivalents (Details) - BRL (R$) R$ in Millions		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Nov. 27, 2019
IfrsStatementLineItems [Line Items]
Cash and cash equivalents		R$ 2,550	R$ 3,532
Acquisition consideration				R$ 9,371	R$ 9,371
UNITED STATES | Exito [member]
IfrsStatementLineItems [Line Items]
Acquisition consideration		24
COLOMBIA | Exito [member]
IfrsStatementLineItems [Line Items]
Acquisition consideration			5
Cash and bank accounts [member] | Brazil [member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents		74	64
Cash and bank accounts [member] | Abroad [member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	[1]	25	29
financial investments [member] | Brazil [member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	[2]	R$ 2,451	R$ 3,439

[1]	As of December 31, 2021, the Company had funds held abroad, being R$25 in US Dollars (R$24 in US dollars and R$5 in Colombian pesos on December 31, 2020).
[2]	As of December 31, 2021, the financial investments correspond to repurchase and resale agreements, with a weighted average interest rate of 109.64% of CDI – Interbank Deposit Certificate (Weighted average interest rate 96.96